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                                  CERTIFICATE


                               THE GATEWAY TRUST

The undersigned, Secretary of THE GATEWAY TRUST (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

1. The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 39, the most recent amendment; and

2. The text of Post-Effective Amendment No. 39 has been filed electronically.



Date: May 6, 2004



                                     THE GATEWAY TRUST



                                     By: /s/ Donna M. Squeri
                                         ------------------------------
                                             Donna M. Squeri, Secretary